Other information by nature - Narrative (Details) € in Billions	12 Months Ended
	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee
Additional information [abstract]
Personnel costs | €	€ 17.1	€ 19.1	€ 18.2
Average number of employees | employee	259,118	271,292	282,926